Nature of the Business (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Units of Accounting from Blackstone Agreement	The Company allocated the total gross proceeds arising from the Blackstone Collaboration Agreement and the Blackstone Securities Purchase Agreement along with the issuance of the Blackstone Warrant among the three units of accounting on a relative fair value basis at the time of the transaction as follows:

Units of Accounting	Gross proceeds (in millions)	Initial fair value (in millions)	Allocated consideration based on relative fair value (in millions)	Net allocated consideration based on relative fair value after transaction costs* (in millions)
Liability related to the sale of future royalties and sales milestones, net (Blackstone Collaboration Agreement)	$50.0	$49.6	$46.4	$45.9
ADSs, representing ordinary shares	$100.0	$100.0	$93.6	$91.6
Warrants	$—	$10.7	$10.0	$9.9
Total	$150.0	$160.3	$150.0	$147.4
* In addition, the total shared transaction costs of $1.7 million, relating to the Blackstone Agreement have been allocated to the three units of accounting on a relative fair value basis.